SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.SUBSEQUENT EVENTS

Stock Options

On June 23, 2016, the 13th series Stock Option Grant was approved at FRONTEO’s ordinary general meeting of shareholders. On June 21, 2016, FRONTEO’s board of directors resolved and approved the issuance of stock options under the 13th series Stock Option Grant.

The key terms and conditions for the 13th series Stock Option Grant are as follows:

Grant date	June 22, 2016
Number of shares to be issued	140,000 shares
Exercise price per share	¥1,181
Vesting period	3 years
Exercise period of the stock options	June 23, 2019 to
June 22, 2022
Total number of recipients – employee/directors and employees of the Company	45
Conditions for the stock options to be vested	Enrolled as director or employee of the Company

Conclusion and execution of a syndicated loan agreement

At the board of directors meeting held on May 26, 2016, the directors resolved to enter into a syndicated loan agreement with the Bank of Tokyo-Mitsubishi UFJ, Ltd., an arranger, aiming for steadily financing funds for the Company’s working capital. The Company concluded the syndicated loan agreement and took out the loan on July 26, 2016, as follows:

Amount of the loan	¥1,000,000 thousand
Agreement date	July 26, 2016
Agreement Form	Term loan with an executable time limit
Agreement Term	6 years
Borrowing rate	Floating rate (basic rate of interest + spread)
Collateral	Without collateral
Financial covenant

1. The Company shall maintain its total net assets both in the non-consolidated and consolidated balance sheets at least 75% of the greater of the total net assets as of March 31, 2016, or the total net assets as of March 31, 2015, at every fiscal year end.

2. The Company shall not report ordinary loss in two consecutive periods in the non-consolidated and consolidated statements of income for every fiscal year.
Arranger and agent	The Bank of Tokyo-Mitsubishi UFJ, Ltd
Participating financial institutions	The Bank of Tokyo-Mitsubishi UFJ, Ltd
Sumitomo Mitsui Banking Corporation
The Bank of Yokohama
Mizuho Bank, Ltd.
Resona Bank, Limited